RELATED PARTY TRANSACTIONS, Administrative Services Agreement (Details) - Sponsor [Member] - Administrative Services Agreement [Member] - USD ($)		3 Months Ended		9 Months Ended
	Dec. 07, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Loans [Abstract]
Monthly administrative service fee	$ 15,000
Fees incurred		$ 45,000	$ 15,000	$ 135,000
Fees paid		$ 45,000		$ 135,000